UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                            Johnson Asset Management
                           555 Main Street, Suite 400
                                Racine, WI 53403
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


LARGE CAP VALUE FUND


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK - 97.10%

                  AEROSPACE & DEFENSE - 4.40%
      36,530      Lockheed Martin Corp.                    $   2,471,255
      41,355      Northrop Grumman Corp.                       2,569,386
                                                           -------------
                                                               5,040,641
                                                           -------------
                  APPAREL & TEXTILES - 1.90%
      69,540      Jones Apparel Group, Inc.                    2,175,211
                                                           -------------
                  BANKS - 11.81%
      47,941      Bank of America Corp.                        2,120,430
      70,020      Keycorp                                      2,478,008
      64,210      Regions Financial Corp.                      2,130,488
      32,275      SunTrust Banks, Inc.                         2,306,049
      76,015      TD Banknorth, Inc.                           2,202,914
      41,635      Wachovia Corp.                               2,282,847
                                                           -------------
                                                              13,520,736
                                                           -------------
                  BASIC - CHEMICAL - 1.99%
      53,870      Dow Chemical Co.                             2,278,701
                                                           -------------
                  BASIC - PAPER - 1.88%
      65,935      International Paper Co.                      2,151,459
                                                           -------------
                  CONSUMER STAPLES - 3.85%
     118,935      Sara Lee Corp.                               2,174,132
      53,035      Unilever PLC, ADR                            2,236,486
                                                           -------------
                                                               4,410,618
                                                           -------------
                  DIVERSIFIED MANUFACTURING - 5.84%
      36,470      Eaton Corp.                                  2,414,314
      67,000      General Electric Co.                         2,194,250
      79,760      Tyco International Ltd.                      2,077,748
                                                           -------------
                                                               6,686,312
                                                           -------------
                  ENERGY - 11.85%
      25,740      Anadarko Petroleum Corp.                     2,775,287
      51,420      Chevron Corp.                                3,053,319
      43,870      ConocoPhillips                               2,838,389
      34,625      Exxon Mobil Corp.                            2,172,719
      35,545      Marathon Oil Corp.                           2,732,344
                                                           -------------
                                                              13,572,058
                                                           -------------
                  ENTERTAINMENT - 1.95%
     127,410      Time Warner, Inc.                            2,233,497
                                                           -------------
                  FINANCIAL - 10.05%
      15,635      Bear Stearns Cos., Inc.                      1,977,202
      43,575      CIT Group, Inc.                              2,324,290
      61,735      Citigroup, Inc.                              2,875,616
      56,310      JPMorgan Chase & Co.                         2,238,323


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------

      27,855      Merrill Lynch & Co., Inc.                $   2,091,075
                                                           -------------
                                                              11,506,506
                                                           -------------
                  HEALTH CARE - 8.00%
      93,250      Bristol-Myers Squibb Co.                     2,125,168
      44,530      Novartis ADR                                 2,456,275
      89,475      Pfizer, Inc.                                 2,297,718
      49,325      Wyeth                                        2,281,281
                                                           -------------
                                                               9,160,442
                                                           -------------
                  INSURANCE - 5.88%
      50,870      Nationwide Financial Services,
                  Class A                                      2,165,027
     106,365      Old Republic International Corp.             2,281,529
      50,420      St. Paul Travelers Cos., Inc.                2,288,060
                                                           -------------
                                                               6,734,616
                                                           -------------
                  LEISURE & RECREATIONAL PRODUCTS - 1.95%
     135,625      Mattel, Inc.                                 2,237,812
                                                           -------------
                  MEDICAL PRODUCTS & SERVICES - 3.83%
      97,315      Boston Scientific Corp.*                     2,128,279
      39,225      Johnson & Johnson                            2,257,007
                                                           -------------
                                                               4,385,286
                                                           -------------
                  PRINTING & PUBLISHING - 1.77%
      32,845      Gannett Co., Inc.                            2,029,821
                                                           -------------
                  PROFESSIONAL SERVICES - 2.01%
      45,430      Computer Sciences Corp.*                     2,303,301
                                                           -------------
                  RAILROADS - 2.09%
      44,635      CSX Corp.                                    2,389,312
                                                           -------------
                  REAL ESTATE INVESTMENT TRUSTS - 2.16%
      68,245      Duke Realty Corp.                            2,475,929
                                                           -------------
                  SERVICES - 1.85%
     126,455      Cendant Corp.                                2,116,857
                                                           -------------
                  TECHNOLOGY - 3.45%
      72,575      Check Point Software Technologies*           1,570,523
     128,210      Cisco Systems, Inc.*                         2,380,860
                                                           -------------
                                                               3,951,383
                                                           -------------
                  TELEPHONES & TELECOMMUNICATIONS - 3.95%
      90,366      AT&T, Inc.                                   2,344,997
      68,880      Verizon Communications, Inc.                 2,180,741
                                                           -------------
                                                               4,525,738
                                                           -------------
                  UTILITIES - 4.64%
      58,135      Alliant Energy Corp.                         1,724,284
      81,355      NiSource, Inc.                               1,670,218


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


LARGE CAP VALUE FUND


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------

      43,985      Progress Energy, Inc.                    $   1,918,626
                                                           -------------
                                                               5,313,128
                                                           -------------
                  TOTAL COMMON STOCK
                  (cost $98,591,772)                         111,199,364
                                                           -------------
                  SHORT-TERM INVESTMENTS - 2.22%
   1,882,476      SSGA Money Market Fund, 4.12%**              1,882,476
     654,264      SSGA U.S. Government Money
                  Market Fund, 4.00%**                           654,264
                                                           -------------
                  TOTAL SHORT-TERM INVESTMENTS
                  (cost $2,536,740)                            2,536,740
                                                           -------------
                  TOTAL INVESTMENTS - 99.32%
                  (Cost $101,128,512)#                       113,736,104
                                                           -------------
                  Other Assets and Liabilities,
                  Net - 0.68%                                    779,251
                                                           -------------
                  NET ASSETS -- 100.0%                     $ 114,515,355
                                                           =============

                  * NON-INCOME PRODUCING SECURITY.
                  ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006
                  ADR -- AMERICAN DEPOSITARY RECEIPT
                  PLC -- PUBLIC LIMITED COMPANY
                  SSGA -- STATE STREET GLOBAL ADVISERS

                  # AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $101,128,512, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,990,990 AND $(4,383,398),
                  RESPECTIVELY.

                  FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK - 96.01%

                  BANKS - 13.54%
      23,560      Amcore Financial, Inc.                   $     714,575
      22,101      Chemical Financial Corp.                       695,076
      24,145      Columbia Banking System, Inc.                  778,676
      21,430      Community Trust Bancorp, Inc.                  753,907
      24,025      Independent Bank Corp.                         708,497
      33,079      Old National Bancorp                           692,344
      19,760      Provident Bankshares Corp.                     725,785
      26,160      South Financial Group, Inc.                    682,253
      29,250      Susquehanna Bancshares, Inc.                   706,095
                                                           -------------
                                                               6,457,208
                                                           -------------
                  BASIC - CHEMICAL - 3.19%
      31,705      Schulman (A.), Inc.                            781,528
      39,055      Sensient Technologies Corp.                    740,483
                                                           -------------
                                                               1,522,011
                                                           -------------
                  CONSUMER PRODUCTS - 1.51%
      28,715      Yankee Candle Co., Inc.*                       720,747
                                                           -------------
                  CONSUMER STAPLES - 3.30%
      29,600      Corn Products International, Inc.              807,192
      25,950      Nash Finch Co.                                 768,120
                                                           -------------
                                                               1,575,312
                                                           -------------
                  DIVERSIFIED MANUFACTURING - 1.74%
      64,095      NN, Inc.                                       828,107
                                                           -------------
                  ENERGY - 5.00%
      11,430      SEACOR Holdings, Inc.*                         849,021
      15,725      Stone Energy Corp.*                            786,407
      15,605      Universal Compression
                  Holdings, Inc.*                                749,040
                                                           -------------
                                                               2,384,468
                                                           -------------
                  ENTERTAINMENT - 1.56%
      78,195      Multimedia Games, Inc.*                        742,853
                                                           -------------
                  HEALTH CARE - 2.90%
      27,245      Apria Healthcare Group, Inc.*                  663,961
      21,755      Par Pharmaceutical Cos., Inc.*                 719,655
                                                           -------------
                                                               1,383,616
                                                           -------------
                  INDUSTRIAL - 6.11%
      45,490      Chesapeake Corp.                               705,095
      25,725      EDO Corp.                                      710,782
      83,180      Intertape Polymer Group, Inc.*                 708,693
      64,380      Methode Electronics, Inc.*                     791,874
                                                           -------------
                                                               2,916,444
                                                           -------------
                  INSURANCE - 4.59%
      52,820      American Equity
                  Investment Life Holding Co.                    742,121
      28,150      Assured Guaranty Ltd.                          716,981


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------

      33,815      EMC Insurance Group, Inc.                $     728,037
                                                           -------------
                                                               2,187,139
                                                           -------------
                  MACHINERY - 3.09%
      41,835      AGCO Corp.*                                    753,448
      12,330      Kennametal, Inc.                               721,305
                                                           -------------
                                                               1,474,753
                                                           -------------
                  MEDICAL PRODUCTS & SERVICES - 4.60%
      30,010      Conmed Corp.*                                  709,436
      17,245      Orthofix International*                        739,983
      27,565      STERIS Corp.                                   744,255
                                                           -------------
                                                               2,193,674
                                                           -------------
                  MISCELLANEOUS BUSINESS SERVICES - 1.50%
      42,030      NCO Group, Inc.*                               715,771
                                                           -------------
                  PRINTING & PUBLISHING - 2.86%
      52,360      Journal Communications, Inc., Class A          626,226
      24,855      ProQuest Co.*                                  739,436
                                                           -------------
                                                               1,365,662
                                                           -------------
                  RAILROADS - 1.67%
      22,435      Greenbrier Cos., Inc.                          795,321
                                                           -------------
                  REAL ESTATE INVESTMENT TRUSTS - 10.94%
      18,410      First Industrial Realty Trust, Inc.            719,279
      37,445      Glenborough Realty Trust, Inc.                 736,917
      21,175      Healthcare Realty Trust, Inc.                  741,972
      16,195      Home Properties, Inc.                          742,865
      66,530      HRPT Properties Trust                          713,867
      48,925      Urstadt Biddle Properties, Inc.,
                  Class A                                        854,230
      69,490      Winston Hotels, Inc.                           711,578
                                                           -------------
                                                               5,220,708
                                                           -------------
                  RETAIL - 6.33%
      29,370      Borders Group, Inc.                            723,090
      16,510      Brown Shoe Co., Inc.                           743,280
      52,785      Russell Corp.                                  806,555
      45,260      Tommy Hilfiger Corp.*                          746,790
                                                           -------------
                                                               3,019,715
                                                           -------------
                  SERVICES - 2.91%
      23,180      Deluxe Corp.                                   620,760
      58,840      Ryan's Restaurant Group, Inc.*                 769,039
                                                           -------------
                                                               1,389,799
                                                           -------------


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------

                  TECHNOLOGY - 10.97%
      50,095      Actel Corp.*                             $     760,442
     118,065      Adaptec, Inc.*                                 642,274
      70,035      Artesyn Technologies, Inc.*                    705,953
      26,560      DSP Group, Inc.*                               779,536
      47,920      MRO Software, Inc.*                            735,093
      43,090      Polycom, Inc.*                                 835,084
      50,515      RSA Security, Inc.*                            776,415
                                                           -------------
                                                               5,234,797
                                                           -------------
                  TELEPHONES & TELECOMMUNICATIONS - 1.52%
      33,515      Inter-Tel, Inc.                                726,605
                                                           -------------
                  TRANSPORTATION - 1.65%
      36,815      Wabash National Corp.                          785,264
                                                           -------------
                  UTILITIES - 4.53%
      33,655      Puget Energy, Inc.                             709,784
      26,655      Southwest Gas Corp.                            737,011
      12,695      WPS Resources Corp.                            711,935
                                                           -------------
                                                               2,158,730
                                                           -------------
                  TOTAL COMMON STOCK
                  (cost $41,493,141)                          45,798,704
                                                           -------------

                  SHORT-TERM INVESTMENTS - 4.04%
   1,824,891      SSGA Money Market Fund, 4.12%**              1,824,891
     100,003      SSGA U.S. Government Money
                  Market Fund, 4.00%**                           100,003
                                                           -------------
                  TOTAL SHORT-TERM INVESTMENTS
                  (cost $1,924,894)                            1,924,894
                                                           -------------
                  TOTAL INVESTMENTS -
                  100.05%
                  (Cost $43,418,035)#                         47,723,598
                                                           -------------
                  Other Assets and Liabilities,
                  Net - (0.05)%                                  (24,331)
                                                           -------------
                  NET ASSETS -- 100.0%                     $  47,699,267
                                                           =============
                  * NON-INCOME PRODUCING SECURITY.
                  ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF
                  JANUARY 31, 2006.
                  SSGA -- STATE STREET GLOBAL ADVISERS

                  # AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $43,418,035, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,038,649 AND $(1,733,086),
                  RESPECTIVELY.

                  FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


INTERNATIONAL VALUE FUND


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------

                  FOREIGN STOCKS - 95.11%

                  AUSTRALIA - 4.24%
     125,000      Amcor Ltd.                               $     647,713
      35,000      Australia & New Zealand
                  Banking Group Ltd.                             659,249
     420,000      Investa Property Group                         632,243
      22,200      National Australia Bank Ltd.                   568,955
     250,000      Qantas Airways Ltd.                            781,037
      78,000      Santos Ltd.                                    772,943
                                                           -------------
                                                               4,062,140
                                                           -------------
                  AUSTRIA - 3.09%
       9,500      Flughafen Wien AG                              749,138
       4,500      Mayr-Melnhof Karton AG                         674,847
      11,200      OMV AG                                         790,849
      17,000      Wienerberger AG                                748,931
                                                           -------------
                                                               2,963,765
                                                           -------------
                  BELGIUM - 2.08%
      27,000      AGFA-Gevaert NV                                465,563
      30,000      Dexia                                          736,958
      22,500      Fortis                                         785,773
                                                           -------------
                                                               1,988,294
                                                           -------------
                  CANADA - 4.40%
      18,300      Alcan, Inc.                                    888,349
      28,000      Biovail Corp.*                                 630,630
      12,200      Husky Energy, Inc.                             762,967
       7,500      Magna International, Inc., Class A             548,347
       8,200      Royal Bank of Canada                           638,830
      14,000      Toronto-Dominion Bank                          742,675
                                                           -------------
                                                               4,211,798
                                                           -------------
                  DENMARK - 0.77%
      21,000      Danske Bank A/S                                737,079
                                                           -------------
                  FINLAND - 2.81%
      17,500      Cargotec Corp., B Shares                       666,620
      40,000      Elisa Oyj, A Shares                            788,323
      40,500      Nokia Oyj                                      740,146
      36,000      Stora Enso Oyj, R Shares                       498,786
                                                           -------------
                                                               2,693,875
                                                           -------------
                  FRANCE - 5.83%
       7,100      Assurances Generales de France                 734,554
       9,000      BNP Paribas                                    802,166
      12,000      Carrefour SA                                   566,252
      13,000      Cie de Saint-Gobain                            851,649
       8,500      Peugeot SA                                     504,414
       7,000      Renault SA                                     660,458
       6,200      Societe Generale                               818,365
       2,337      Total SA                                       644,752


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------

       2,700      Total SA STRIPS*                         $          66
                                                           -------------
                                                               5,582,676
                                                           -------------
                  GERMANY - 6.37%
       8,700      Celesio AG                                     813,987
       7,000      Deutsche Bank AG                               751,239
      44,000      Deutsche Telekom AG                            696,182
       7,000      E.ON AG                                        781,414
       7,800      Fresenius Medical Care AG                      830,938
       2,600      Puma AG Rudolf Dassler
                  Sport                                          821,498
       9,000      Schering AG                                    615,286
       8,700      Siemens AG                                     792,964
                                                           -------------
                                                               6,103,508
                                                           -------------
                  HONG KONG - 5.74%
     282,000      Asia Satellite Telecommunications
                  Holdings Ltd.                                  456,234
     150,000      Cheung Kong Infrastructure
                  Holdings Ltd.                                  466,019
     160,000      China Mobile Hong Kong Ltd.                    777,600
   1,200,000      China Petroleum and Chemical
                  Corp., Class H                                 730,934
      86,400      CLP Holdings Ltd.                              492,858
     355,000      Hang Lung Group Ltd.                           796,293
      24,800      HSBC Holdings PLC                              414,655
      69,500      Swire Pacific Ltd., Class A                    647,318
     230,000      Yue Yuen Industrial Holdings                   713,079
                                                           -------------
                                                               5,494,990
                                                           -------------
                  IRELAND - 1.37%
      28,000      Allied Irish Banks PLC                         629,007
      40,000      Bank of Ireland                                685,837
                                                           -------------
                                                               1,314,844
                                                           -------------
                  ITALY - 0.64%
     219,881      Telecom Italia SpA                             617,441
                                                           -------------
                  JAPAN - 23.90%
      23,000      Aderans Co. Ltd.                               687,652
      18,000      Astellas Pharma, Inc.                          745,740
      21,000      Belluna Co. Ltd.                               825,183
      12,000      Canon, Inc.                                    725,751
         130      East Japan Railway Co.                         905,053
      15,000      Fuji Photo Film Co. Ltd.                       515,098
       8,000      Funai Electric Co. Ltd.                        846,026
      97,000      Hino Motors Ltd.                               652,936
      10,000      Honda Motor Co. Ltd.                           568,915
      28,000      Kao Corp.                                      808,440
      68,000      Kirin Brewery Co. Ltd.                         850,399
      81,000      Kubota Corp.                                   773,570
      30,000      Kyushu Electric Power Co., Inc.                684,235


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


INTERNATIONAL VALUE FUND


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------

          85      Mitsubishi UFJ Financial Group, Inc.     $   1,227,096
      45,000      Namco Bandai Holdings, Inc.                    677,316
         135      Nippon Telegraph & Telephone Corp.             627,344
      60,000      Nissan Motor Co. Ltd.                          676,547
      40,000      Nomura Holdings, Inc.                          782,471
      70,000      Q.P. Corp.                                     614,701
      12,000      Sankyo Co. Ltd.                                782,130
      19,700      Sega Sammy Holdings, Inc.                      708,470
      18,000      Sony Corp.                                     876,436
     107,000      Sumitomo Chemical Co. Ltd.                     826,276
     180,000      Taiheiyo Cement Corp.                          730,363
      11,000      Takeda Pharmaceutical Co. Ltd.                 623,927
      10,000      Takefuji Corp.                                 603,084
      27,400      Tokyo Electric Power Co., Inc.                 690,471
      45,000      Toppan Forms Co. Ltd.                          723,444
      36,000      Toyo Suisan Kaisha Ltd.                        572,913
      15,000      Toyota Motor Corp.                             779,054
      44,000      Yamaha Corp.                                   772,391
                                                           -------------
                                                              22,883,432
                                                           -------------
                  LUXEMBOURG - 0.98%
      26,900      Arcelor                                        944,009
                                                           -------------
                  MEXICO - 0.88%
     127,560      Cemex SA de CV                                 839,326
                                                           -------------
                  NETHERLANDS - 6.20%
      21,400      ABN AMRO Holding NV                            593,780
      37,880      Aegon NV                                       611,769
      12,000      Akzo Nobel NV                                  580,532
      19,000      CSM                                            547,953
      23,250      Heineken Holding NV                            773,005
      17,850      ING Groep NV                                   636,602
      20,000      Koninklijke Philips
                  Electronics NV, NY Shares                      673,400
      37,000      OCE NV                                         652,370
      25,400      Royal Dutch Shell PLC, A Shares                864,227
                                                           -------------
                                                               5,933,638
                                                           -------------
                  NORWAY - 0.67%
      57,000      DNB NOR ASA                                    637,847
                                                           -------------
                  SINGAPORE - 1.60%
      76,000      DBS Group Holdings Ltd.                        768,055
      66,150      Fraser and Neave Ltd.                          766,342
                                                           -------------
                                                               1,534,397
                                                           -------------
                  SPAIN - 0.68%
      24,000      Repsol YPF SA                                  650,185
                                                           -------------
                  SWEDEN - 2.40%
      26,000      Electrolux AB, Series B                        693,097


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------
      38,000      Skandinaviska Enskilda
                  Banken AB, Class A                       $     845,819
      15,500      Volvo AB, B Shares                             757,180
                                                           -------------
                                                               2,296,096
                                                           -------------
                  SWITZERLAND - 2.69%
       2,200      Nestle SA                                      643,978
      12,000      Novartis AG                                    657,560
       1,900      Rieter Holding AG                              624,385
       8,800      Swiss Reinsurance                              652,908
                                                           -------------
                                                               2,578,831
                                                           -------------
                  UNITED KINGDOM - 17.77%
      40,000      Alliance & Leicester PLC                       713,778
      43,000      Associated British Foods PLC                   630,510
      19,000      AstraZeneca PLC                                919,202
      50,000      BAA PLC                                        555,417
      51,800      Barclays PLC                                   553,317
      51,000      Boots Group PLC                                576,497
     124,000      BP PLC                                       1,489,834
     170,000      DSG International PLC                          530,268
      30,874      GlaxoSmithKline PLC                            789,080
      46,000      HBOS PLC                                       808,172
      17,000      HSBC Holdings PLC                              282,205
      54,900      Kelda Group PLC                                764,018
     243,120      Legal & General Group PLC                      541,212
     110,000      Mitchells & Butlers PLC                        795,713
      52,000      Provident Financial PLC                        494,455
      76,000      Prudential PLC                                 769,942
     133,000      Rank Group PLC                                 636,468
     190,000      Rentokil Initial PLC                           546,220
      24,300      Royal Bank of Scotland Group PLC               751,493
      17,469      Royal Dutch Shell PLC, B Shares                625,933
      42,000      Shire PLC                                      673,699
      85,000      St. Ives Group PLC                             392,791
      60,000      Unilever PLC                                   630,243
      47,000      United Utilities PLC                           565,530
     220,000      Vodafone Group PLC                             461,396
      27,428      Whitbread PLC                                  517,956
                                                           -------------
                                                              17,015,349
                                                           -------------
                  TOTAL FOREIGN STOCKS
                  (cost $64,075,149)                          91,083,520
                                                           -------------
                  FOREIGN PREFERRED STOCK - 1.53%

                  BRAZIL - 1.53%
      14,700      Cia Vale do Rio Doce, Class A                  649,130


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


INTERNATIONAL VALUE FUND


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                              VALUE
--------------------------------------------------------------------------------
      38,400      Petroleo Brasileiro SA                   $     814,900
                                                           -------------
                  TOTAL FOREIGN PREFERRED STOCK
                  (cost $302,581)                              1,464,030
                                                           -------------
                  SHORT-TERM INVESTMENTS - 3.28%
   2,859,742      SSGA Money Market Fund, 4.12%**              2,859,742
     277,913      SSGA U.S. Government Money
                  Market Fund, 4.00%**                           277,913
                                                           -------------
                  TOTAL SHORT-TERM INVESTMENTS
                  (cost $3,137,655)                            3,137,655
                                                           -------------
                  TOTAL INVESTMENTS - 99.92%
                  (Cost $67,515,385)#                         95,685,205
                                                           -------------
                  Other Assets and Liabilities,
                  Net - 0.08%                                     74,026
                                                           -------------
                  NET ASSETS -- 100.0%                     $  95,759,231
                                                           =============

                  * NON-INCOME PRODUCING SECURITY.
                  ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2006
                  NY -- NEW YORK
                  PLC -- PUBLIC LIMITED COMPANY
                  SSGA -- STATE STREET GLOBAL ADVISERS
                  STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

                  # AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $67,515,385, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $29,195,382 AND $(1,025,562),
                  RESPECTIVELY.

                  FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND


--------------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                             VALUE
--------------------------------------------------------------------------------

                  CORPORATE BONDS - 47.43%

                  BANKS - 14.23%
 $ 1,000,000      BankBoston NA Sub Notes
                  (Bank of America),
                  6.500%, 12/19/07                         $   1,026,341
     500,000      Citigroup Global Markets Holdings, Inc.
                  Global Notes,
                  6.500%, 02/15/08                               515,000
   1,000,000      Citigroup, Inc. Global Notes,
                  3.500%, 02/01/08                               973,147
   1,000,000      Fleet National Bank Sub Notes
                  (Bank of America),
                  5.750%, 01/15/09                             1,018,750
   1,500,000      Household Finance Corp.
                  Global Notes (HSBC Holdings),
                  5.750%, 01/30/07                             1,510,060
   1,000,000      Key Bank NA Oregon
                  Sub Notes (KeyCorp),
                  7.375%, 09/15/08                             1,059,804
   1,000,000      SouthTrust Bank NA Sub Notes,
                  Putable @ 100 on 01/09/08,
                  6.125%, 01/09/28                             1,063,762
   1,000,000      US Bank NA Global Notes,
                  2.850%, 11/15/06                               984,321
   1,000,000      Wells Fargo & Co. Global Notes,
                  3.500%, 04/04/08                               970,834
                                                           -------------
                                                               9,122,019
                                                           -------------
                  FINANCIAL - 11.22%
   1,000,000      Allstate Corp.,
                  5.375%, 12/01/06                             1,002,209
   1,000,000      Bear Stearns Cos., Inc. Global Notes,
                  7.800%, 08/15/07                             1,041,250
     500,000      Donaldson, Lufkin & Jenrette, Inc. Sr.
                  Notes (Credit Suisse First Boston),
                  6.500%, 04/01/08                               513,125
   1,000,000      Goldman Sachs Group, Inc.
                  Global Notes,
                  6.875%, 01/15/11                             1,070,074
   1,000,000      International Lease Finance Corp.
                  (American International Group),
                  MTN, Series M,
                  5.800%, 08/15/07                             1,008,984
   1,000,000      JPMorgan Chase & Co. Global Sr. Notes,
                  5.350%, 03/01/07                             1,004,800
   1,000,000      Lehman Brothers Holdings, Inc.
                  Global Notes,
                  8.250%, 06/15/07                             1,041,704


--------------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                             VALUE
--------------------------------------------------------------------------------

 $   500,000      Merrill Lynch & Co., Inc.
                  Global Notes,
                  6.000%, 02/17/09                         $     513,750
                                                           -------------
                                                               7,195,896
                                                           -------------
                  INDUSTRIAL - 9.25%
   2,000,000      Ford Motor Credit Co. Global Notes,
                  6.875%, 02/01/06                             2,000,000
   1,000,000      General Electric Capital Corp.,
                  MTN, Series A,
                  5.000%, 06/15/07                             1,001,200
   2,000,000      General Motors Acceptance Corp.
                  Global Notes,
                  6.125%, 08/28/07                             1,936,902
   1,000,000      John Deere Capital Corp.
                  Global Notes,
                  4.500%, 08/22/07                               991,988
                                                           -------------
                                                               5,930,090
                                                           -------------
                  MEDICAL PRODUCTS & SERVICES - 1.56%
   1,000,000      Merck & Co., Inc.,
                  5.250%, 07/01/06                             1,001,250
                                                           -------------
                  RAILROADS - 1.56%
   1,000,000      Union Pacific Corp. Notes,
                  6.400%, 02/01/06                             1,000,000
                                                           -------------
                  RETAIL - 1.66%
   1,000,000      Wal-Mart Stores, Inc. Global Notes,
                  6.875%, 08/10/09                             1,061,250
                                                           -------------
                  TECHNOLOGY - 3.15%
   1,000,000      Computer Associates International,
                  Inc. Sr Notes, Series B,
                  6.500%, 04/15/08                             1,021,250
   1,000,000      International Business Machines
                  Corp. Global Notes,
                  4.875%, 10/01/06                             1,000,228
                                                           -------------
                                                               2,021,478
                                                           -------------
                  TELEPHONES & TELECOMMUNICATIONS - 3.20%
     905,000      AT&T Broadband Global Notes
                  (Comcast), 8.375%, 03/15/13                  1,035,868
   1,000,000      Verizon Global Funding Corp.
                  Global Notes,
                  6.125%, 06/15/07                             1,014,241
                                                           -------------
                                                               2,050,109
                                                           -------------
                  UTILITIES - 1.60%
   1,000,000      Public Service Electric & Gas Notes,
                  Putable @ 100 on 05/01/08
                  6.375%, 05/01/23                             1,024,957
                                                           -------------
                  TOTAL CORPORATE BONDS
                  (cost $30,480,341)                          30,407,049
                                                           -------------


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
 PRINCIPAL AMOUNT/
      SHARES                                                   VALUE
--------------------------------------------------------------------------------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS -
                  28.99%
 $ 4,000,000      Fannie Mae,
                  5.375%, 11/15/11                         $   4,106,304
   2,000,000      Federal Farm Credit Bank MTN,
                  5.240%, 10/01/08                             2,022,808
   1,000,000      Federal Home Loan Bank,
                  6.500%, 08/14/09                             1,053,999
   1,000,000      Federal Home Loan Bank,
                  5.890%, 06/30/08                             1,025,930
   1,000,000      Federal Home Loan Bank,
                  5.250%, 11/14/08                             1,010,863
   2,500,000      Freddie Mac,
                  5.125%, 10/15/08                             2,521,700
   5,000,000      Freddie Mac,
                  4.000%, 09/22/09                             4,862,960
   1,500,000      Freddie Mac MTN,
                  3.100%, 03/20/07                             1,471,230
     500,000      Private Export Funding Corp.
                  (U.S. Government Guaranteed),
                  Series B,
                  6.490%, 07/15/07                               510,625
                                                           -------------
                  TOTAL U.S. GOVERNMENT AGENCY
                  OBLIGATIONS
                  (cost $18,682,237)                          18,586,419
                                                           -------------
                  U.S. TREASURY OBLIGATIONS - 20.10%
   8,400,000      United States Treasury Bond,
                  7.500%, 11/15/16                            10,432,044
   2,400,000      United States Treasury Note,
                  5.625%, 05/15/08                             2,457,168
                                                           -------------
                  TOTAL U.S. TREASURY OBLIGATIONS
                  (cost $13,147,651)                          12,889,212
                                                           -------------
                  SHORT-TERM INVESTMENTS - 1.41%
     896,590      SSGA Money Market Fund, 4.12%*                 896,590
       5,665      SSGA U.S. Government Money Market
                  Fund, 4.00%*                                     5,665
                                                           -------------
                  TOTAL SHORT-TERM INVESTMENTS
                  (cost $902,255)                                902,255
                                                           -------------
                  TOTAL INVESTMENTS - 97.93%
                  (Cost $63,212,484)#                         62,784,935
                                                           -------------
                  Other Assets and Liabilities,
                  Net - 2.07%                                  1,326,441
                                                           -------------
                  NET ASSETS -- 100.0%                     $  64,111,376
                                                           =============


                  * RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF
                  JANUARY 31, 2006.
                  MTN -- MEDIUM TERM NOTE
                  NA -- NATIONAL ASSOCIATION
                  SUB -- SUBORDINATED
                  SR. -- SENIOR
                  SSGA -- STATE STREET GLOBAL ADVISERS

                  # AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $63,212,484, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $482,931 AND $(910,480), RESPECTIVELY.

                  FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             JohnsonFamily Funds, Inc.

By (Signature and Title)*                /s/ Colette M. Wallner
                                         -------------------------
                                         Colette M. Wallner, President

Date: March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Colette M. Wallner
                                         -------------------------
                                         Colette M. Wallner, President


Date: March 30, 2006

By (Signature and Title)*                /s/ Mark C. Behrens
                                         -------------------------
                                         Mark C. Behrens, Treasurer

Date: March 30, 2006

* Print the name and title of each signing officer under his or her signature.